Contingent liabilities and commitments - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of contingent liabilities [line items]
Provisions	£ 1,664	£ 1,383
Expected credit losses held against contingent liabilities and commitments
Disclosure of contingent liabilities [line items]
Provisions	£ 416	£ 439